UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-7868
Van Kampen Advantage Municipal Income Trust II

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 4/30/09

Item 1. Report to Shareholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Advantage Municipal Income Trust II performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust’s financial statements and a list of trust investments as of April 30, 2009.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of the trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/09

Advantage Municipal Income Trust II
Symbol: VKI
Average Annual	Based	Based on
Total Returns	on NAV	Market Price

Since Inception (8/27/93)	4.05%	3.80%

10-year	3.05	3.78

5-year	–0.48	0.50

1-year	–13.59	–13.36

6-month	13.78	21.85

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

NAV per share is determined by dividing the value of the trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust’s dividend reinvestment plan, and sale of all shares at the end of the period. The trust’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the trust’s returns would have been lower. Periods of less than one year are not annualized.

The Lehman Brothers Municipal Bond Index, which has been shown in the Trust’s previous shareholder reports, changed its name to Barclays Capital Municipal Bond Index as of November 3, 2008. The Barclays Capital Municipal Bond Index is generally representative of investment-grade, tax exempt bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report
For the six-month period ended April 30, 2009

Market Conditions

The six months under review can be divided into two distinct periods in terms of municipal market performance. The first of these, spanning the last two months of 2008, marked one of the worst periods in the history of the financial markets as the sell off that began in September continued through year end. Investors fled risky assets in favor of the relative safety of Treasury securities and money market funds, massive deleveraging and forced selling ensued, and tax-exempt bond funds experienced significant outflows. These factors pushed municipal bond prices to their cheapest levels in history relative to Treasury bonds.

Not surprisingly in this risk-averse environment, the lower-rated segment of the market underperformed, with high-yield municipal bonds (those rated below triple-B or non-rated issues) returning -12.91 percent for the last two months of 2008 (as measured by the Barclays Capital High Yield Municipal Bond Index) while triple-B rated issues returned -7.33 percent and triple-A rated issues returned 3.46 percent (as measured within the Barclays Capital Municipal Bond Index).

The first four months of 2009 were markedly better for municipal bond investors. Credit concerns eased, deleveraging slowed considerably, and investors re-entered the market, driving municipal bond prices higher. Yields declined by as much as 95 basis points on the front end of the municipal yield curve during the period, while yields on long-maturity issues fell roughly 50 basis points. The rally was accompanied by a narrowing of credit spreads, which helped the high-yield segment of the market to outperform. As a result, high-yield municipals returned 10.00 percent, triple-B rated issues returned 11.11 percent and triple-A rated issues returned 4.83 percent for the first four months of 2009.

Although the high-yield segment rebounded nicely in 2009 to date, the gains were not enough to offset the losses in the last two months of 2008. As a result, higher-quality issues outperformed for the overall six-month reporting period. With regard to sectors, performance was largely dependent on credit quality, with the lower-quality industrial development revenue/pollution control revenue (i.e. corporate-backed) and tobacco sectors turning in the worst performance while water and sewer and housing bonds posted the highest returns.

For the first four months of 2009, municipal bond issuance was down 13 percent versus the same period in 2008 yet was easily placed due to robust retail demand. With the continued deterioration of credit quality of municipal bond issuers, insured bond volume represented a mere 12 percent of total issuance, a dramatic decline from the 55 percent average over the past few years. This large increase in uninsured bonds has disrupted many historical measures of value in the municipal bond market. In a significant reversal from the last months of 2008, municipal bond funds saw approximately $17 billion in net inflows as investors recognized the historical cheapness of the municipal sector.

Performance Analysis

The Trust’s return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the Trust outperformed the Barclays Capital Municipal Bond Index (the “Index”).

Total return for the six-month period ended April 30, 2009

Based on	Based on	Barclays Capital
NAV	Market Price	Municipal Bond Index

13.78%	21.85%	8.20%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The primary contributors to the Trust’s performance during the reporting period included holdings in the housing, airport transportation and public utilities sectors, held in the form of inverse floating-rate securities.*The housing bonds were particularly helpful as the Barclays Capital Municipal Housing Bond Index posted a 17 percent return over the period. Strong security selection in the industrial development revenue sector contributed to performance, as did the portfolio’s greater relative exposure to the long end of the municipal yield curve, which was advantageous as longer maturity issues generally outperformed over the period.

Other positions, however, detracted from relative performance. A significant underweight in higher quality bonds held back returns as these securities outperformed lower quality bonds over the period. In addition, an overweight in the tobacco sector was disadvantageous as this sector failed to rally with the municipal market at the start of 2009 due to a deteriorating fundamental outlook for the sector.

The Trust’s Board of Trustees has approved a procedure whereby the Trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is

*An inverse floating-rate security, or “inverse floater”, is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

lower at the time of purchase. This may help support the market value of the Trust’s shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

Ratings Allocation as of 4/30/09 (Unaudited)

AAA/Aaa	25.5%
AA/Aa	33.4
A/A	15.6
BBB/Baa	15.0
BB/Ba	1.2
Non-Rated	9.3

Top Five Sectors as of 4/30/09 (Unaudited)

Hospital	20.9%
Airports	8.8
Water & Sewer	6.4
Public Education	5.9
Utilities	5.8

Summary of Investments by State Classification as of 4/30/09 (Unaudited)

California	15.1%
Texas	12.8
Illinois	10.7
Florida	6.6
New Jersey	4.9
Ohio	4.1
New York	3.9
South Carolina	3.5
Louisiana	3.2
Tennessee	2.5
Missouri	2.2
Arizona	2.2
Massachusetts	2.2
Colorado	2.1
Georgia	1.9
Michigan	1.9
Nevada	1.8
Wisconsin	1.6
Indiana	1.6
Maryland	1.4
Virginia	1.3
District of Columbia	1.3
Kentucky	1.0
Hawaii	1.0
Alabama	0.9
Oklahoma	0.7
Kansas	0.7
Minnesota	0.7
Washington	0.6
Nebraska	0.6
Oregon	0.5
New Hampshire	0.5
Utah	0.5
West Virginia	0.5
New Mexico	0.4
Mississippi	0.4
(continued on next page)

Summary of Investments by State Classification as of 4/30/09 (Unaudited)
(continued from previous page)

Iowa	0.3%
Idaho	0.3
Pennsylvania	0.3
South Dakota	0.3
North Carolina	0.3
Alaska	0.3
Wyoming	0.2
Arkansas	0.2
Connecticut	0.0 *

Total Investments	100.0%

*	Amount is less than 0.1%.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

Portfolio Management

Van Kampen Advantage Municipal Income Trust II is managed by members of the Adviser’s Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the Trust’s portfolio are William D. Black, an Executive Director of the Adviser, Mark Paris, an Executive Director of the Adviser, Robert J. Stryker, a Vice President of the Adviser, and Robert W. Wimmel, an Executive Director of the Adviser.

Mr. Black has been associated with the Adviser in an investment management capacity since 1998 and began managing the Trust in December 2007. Mr. Paris has been associated with the Adviser in an investment management capacity since 2002 and began managing the Trust in December 2007. Mr. Stryker has been associated with the Adviser in an investment management capacity since 1994 and began managing the Trust in July 2005. Mr. Wimmel has been associated with the Adviser in an investment management capacity since 1996 and began managing the Trust in November 2001. All team members are responsible for the execution of the overall strategy of the Trust’s portfolio. The composition of the team may change from time to time.

For More Information About Portfolio Holdings

Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a trust’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 192.3% Alabama 1.7%
$2,375	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$2,334,340
2,000	Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev Baptist Hlth Sys, Ser A	5.875	11/15/24	1,734,280
1,450	Health Care Auth For Baptist Hlth AL, Ser A (b)	6.125	11/15/36	1,455,843
1,900	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,117,428
4	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg	6.950	01/01/20	333
1,000	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.600	11/01/16	867,610

				7,509,834

	Alaska 0.5%
4,250	Northern Tob Sec Corp AK Tob Settlement, Ser A	5.000	06/01/46	2,225,555

	Arizona 4.3%
1,875	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	2,013,919
2,810	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/26	2,994,870
5,000	Glendale, AZ Indl Dev Auth John C Lincoln Hlth Rfdg, Ser B	5.000	12/01/37	3,795,800
725	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Rfdg, Ser A (FSA Insd)	7.250	07/15/10	728,755
2,500	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	1,741,125
2,305	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A	5.000	01/01/28	2,409,140
2,685	South Campus Group LLC AZ Std Hsg Rev AZ St Univ South Campus Proj (NATL Insd)	5.625	09/01/35	2,692,437
4,000	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	3,041,680

				19,417,726

	Arkansas 0.3%
1,930	Arkansas St Cap Apprec College Svg (c)	*	06/01/16	1,561,660

	California 29.4%
6,000	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (FSA Insd)	*	09/01/19	3,453,180

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$7,195	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (FSA Insd)	*	09/01/21	$3,549,725
1,300	Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj, Ser C (FSA Insd)	6.000%	09/01/16	1,494,363
2,095	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/35	1,675,623
4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1	5.000	04/01/39	3,944,840
900	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	323,244
3,000	California Cnty, CA Tob Sec Agy Tob LA Cnty Sec (d)	0.000/5.250	06/01/21	1,976,910
2,050	California Cnty, CA Tob Sec Agy Tob Merced Cnty Rfdg, Ser A	5.125	06/01/38	1,187,134
1,000	California Cnty, CA Tob Sec Agy Tob Merced Cnty Rfdg, Ser A	5.250	06/01/45	530,160
6,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	5,234,640
4,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	3,263,680
7,100	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT)	4.800	08/01/36	5,389,823
3,550	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300	08/01/23	3,231,388
4,100	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	3,544,942
3,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (b)	5.125	11/01/23	2,659,440
95	California St (AMBAC Insd)	5.125	10/01/27	95,012
850	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	911,651
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	1,143,628
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	1,135,211
650	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	680,914
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	1,118,752
25	California St (Prerefunded @ 2/01/12)	5.000	02/01/19	27,525
4,000	California St Pub Wks Brd Lease Rev Dept of Corrections St Prisons Rfdg, Ser A (AMBAC Insd)	5.000	12/01/19	4,040,800

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$3,750	California St Pub Wks Brd Lease Rev Dept of Mental Hlth Coalinga, Ser A	5.000%	06/01/24	$3,516,113
4,600	California St Pub Wks Brd Lease Rev Var Univ CA Proj Rfdg, Ser A	5.500	06/01/10	4,679,718
1,950	California St Var Purp	5.750	04/01/31	1,989,780
8,920	California St Vet, Ser CD (AMT)	4.600	12/01/32	6,984,003
1,000	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (e)	5.125	04/01/37	654,200
2,000	Chawanakee, CA Uni Sch Dist Ctf Partn, Ser A (d)	6.250/9.000	05/01/39	1,998,560
445	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	317,183
2,000	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (NATL Insd)	5.000	09/01/33	1,702,560
30,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg, Ser A	*	01/15/22	9,664,500
5,000	Foothill/Eastern Tran Corridor Agy CA Toll Rd Rev (NATL Insd)	*	01/15/18	2,408,750
7,860	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	4,525,788
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	746,580
3,950	Los Angeles, CA Dept Wtr & Pwr, Ser A (NATL Insd)	5.125	07/01/40	3,874,358
3,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys Sub, Ser A-1	5.250	07/01/38	3,023,670
470	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (e)	5.500	03/01/18	390,876
1,000	Palomar Pomerado Hlthcare Dist CA Ctf Partn, Ser B (FSA Insd) (b) (f)	2.700	11/01/36	1,000,000
900	Palomar Pomerado Hlthcare Dist CA Ctf Partn, Ser C (FSA Insd) (b) (f)	4.000	11/01/36	900,000
5,500	Port Oakland, CA, Ser L (NATL Insd) (AMT)	5.000	11/01/32	4,362,765
2,600	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,807,312
9,000	Riverside Cnty, CA Asset Leasing Corp Leasehold Rev Riverside Cnty Hosp Proj (NATL Insd)	*	06/01/21	4,870,800
1,350	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg 2nd, Ser A-4 (AMT) (b)	6.500	05/01/19	1,401,624

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$13,880	San Joaquin Hills, CA Trans Corridor Agy Toll Rd Rev Cap Apprec Rfdg, Ser A (NATL Insd)	*	01/15/28	$3,251,529
4,200	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.375%	06/01/38	2,536,464
4,300	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.500	06/01/45	2,382,501
1,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	569,790
14,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	7,236,600
4,000	Vernon, CA Nat Gas Fin Auth Rev Vernon Gas Proj, Ser C (NATL Insd) (b) (f)	6.750	08/01/21	4,000,000

				131,408,609

	Colorado 3.7%
1,945	Colorado Ed & Cultural Fac Auth Rev Charter Sch Pinnacle Impt & Rfdg (Syncora Gtd)	5.250	06/01/23	1,777,399
1,200	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	676,452
5,425	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C5 (FSA Insd) (a)	5.000	09/01/36	5,236,698
2,700	Colorado Hlth Fac Auth Rev Hlth Fac Evangelical Lutheran	5.000	06/01/35	2,005,182
2,250	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	2,548,440
1,000	Colorado Hlth Fac Auth Rev Hosp Valley View Assn Proj	5.125	05/15/37	728,010
15	Colorado Hsg Fin Auth Single Family Pgm Sr, Ser A2 (AMT)	7.250	05/01/27	15,279
1,150	Denver, CO City & Cnty Arpt Rev, Ser D (AMT)	7.750	11/15/13	1,239,516
1,700	Salida, CO Hosp Dist Rev	5.250	10/01/36	1,001,691
1,500	University CO Hosp Auth Rev, Ser A	5.000	11/15/37	1,113,960

				16,342,627

	Connecticut 0.1%
675	Mashantucket Western Pequot Tribe CT 2006 Sub Spl Rev Bd, Ser A (e)	5.500	09/01/36	323,433

	District of Columbia 2.5%
850	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	860,804

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	District of Columbia (Continued)
$1,725	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000%	10/01/34	$1,730,071
5,500	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (FSA Insd)	5.500	10/01/41	5,686,835
3,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	2,800,830

				11,078,540

	Florida 12.4%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	667,460
700	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	455,868
340	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	212,990
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	153,548
1,435	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,029,555
480	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	494,813
1,305	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/26	1,307,245
1,325	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	1,319,634
1,440	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	1,418,990
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,433,000
1,420	Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg, Ser A	5.250	06/01/26	1,190,656
945	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	512,209
1,075	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	1,009,038
2,425	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	2,287,042
800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)	5.000	12/01/34	805,592
900	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	899,694
3,980	Jacksonville, FL Port Auth (NATL Insd) (AMT)	5.700	11/01/30	3,731,927

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$2,780	Jacksonville, FL Port Auth (NATL Insd) (Prerefunded @ 11/01/10) (AMT)	5.700%	11/01/30	$2,978,353
735	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 02/19/08, Cost $735,000) (g)	6.800	05/01/38	467,578
475	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 02/19/08, Cost $475,000) (g)	6.900	05/01/17	379,667
11,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	10,863,590
670	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	480,913
5,000	Ocoee, FL Wtr & Swr Sys Rev Impt & Rfdg (AMBAC Insd)	5.125	10/01/33	4,775,300
900	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	557,271
925	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	693,065
1,250	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	937,800
2,900	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd)	5.500	10/01/23	3,123,967
2,100	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (NATL Insd)	5.000	07/01/33	1,709,715
3,500	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	3,540,635
490	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	251,115
500	Seminole Tribe, FL Spl Oblig Rev, Ser A (e)	5.250	10/01/27	346,320
1,045	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	535,364
900	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	716,076
1,000	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	717,450
1,550	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	1,050,171
1,180	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	1,026,576
565	World Comm Cmnty Dev Dist FL Spl Assmt	5.500	05/01/38	224,051

				55,304,238

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia 3.7%
$4,000	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (FSA Insd) (a)	5.000%	01/01/33	$3,981,440
5,000	Georgia Muni Elec Auth Pwr Rev, Ser B (FGIC Insd) (c)	5.700	01/01/19	5,976,200
4,000	Private Colleges & Univ Auth GA Rev Emory Univ (h)	5.000	09/01/29	4,188,240
1,700	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	1,716,184
1,000	Richmond Cnty, GA Dev Auth ASU Jaguar Student Hsg LLC, Ser A	5.250	02/01/35	838,080

				16,700,144

	Hawaii 2.0%
10,430	Hawaii St Dept Budget & Fin Spl
	Purp Rev Hawaiian Elec Co Inc, Ser A (NATL Insd) (AMT)	5.650	10/01/27	8,803,441

	Idaho 0.6%
850	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	911,608
1,100	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,143,758
970	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg	6.125	11/15/27	686,023

				2,741,389

	Illinois 20.9%
1,450	Bartlett, IL Tax Increment Rev Rfdg Sr Lien Quarry Redev Proj	5.600	01/01/23	1,101,594
1,710	Bolingbrook, IL Cap Apprec Rfdg, Ser C (NATL Insd)	*	01/01/29	563,291
1,365	Bolingbrook, IL Cap Apprec, Ser B (NATL Insd)	*	01/01/32	350,819
8,675	Chicago, IL Brd of Ed Rfdg, Ser C (FSA Insd) (a)	5.000	12/01/27	8,806,686
2,695	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/24	2,749,466
4,505	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd)	5.250	01/01/24	4,596,046
6,350	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/25	6,456,680
10,650	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd)	5.250	01/01/25	10,828,813
1,290	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/26	1,303,635
4,400	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (a)	5.000	01/01/33	4,269,144
2,700	Chicago, IL, Ser A (AGL Insd)	5.250	01/01/25	2,822,175

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$3,345	Cook Cnty, IL Sch Dist No. 100 Berwyn South, Ser D (FSA Insd)	5.500%	12/01/23	$3,611,898
1,000	Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac, Ser A	7.375	07/01/25	1,032,650
1,325	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,318,719
1,200	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	845,904
250	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	164,810
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	839,400
1,500	Illinois Fin Auth Rev IL Inst of Technology, Ser A	5.000	04/01/31	1,142,865
2,400	Illinois Fin Auth Rev Northwestern Mem Hosp, Ser A	5.375	08/15/24	2,423,424
1,700	Illinois Fin Auth Rev Northwestern Mem Hosp, Ser A	5.750	08/15/30	1,726,231
2,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (FSA Insd)	5.500	05/15/24	1,961,880
2,140	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Group, Ser A	7.250	11/01/38	2,238,568
3,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	2,045,040
1,335	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,125,605
2,725	Illinois Hlth Fac Auth Rev Children’s Mem Hosp (NATL Insd)	6.250	08/15/13	2,953,110
1,485	Illinois Hlth Fac Auth Rev Evangelical Hosp Rfdg, Ser A (FSA Insd) (c)	6.750	04/15/17	1,811,106
825	Illinois Hlth Fac Auth Rev Evangelical Hosp, Ser C (FSA Insd)	6.750	04/15/17	1,006,170
3,400	Illinois St First Ser (FSA Insd)	5.250	04/01/27	3,486,292
2,070	Northern IL Univ Ctf Part Hoffman Estates Ctr Proj (FSA Insd)	5.400	09/01/16	2,296,976
100	Peoria, Moline & Freeport, IL Coll Mtg, Ser A (GNMA Collateralized) (AMT)	7.600	04/01/27	101,712
5,000	Regional Trans Auth IL, Ser A (AMBAC Insd)	8.000	06/01/17	6,573,700
9,260	Will Cnty, IL Sch Dist No 122 New Lenox Rfdg, Ser B (NATL Insd)	5.250	11/01/20	9,667,718
740	Will Cnty, IL Sch Dist No 122 New Lenox Rfdg, Ser B (NATL Insd) (Prerefunded @ 11/01/11)	5.250	11/01/20	810,115

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$575	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000%	12/01/42	$428,312

				93,460,554

	Indiana 3.1%
4,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr B–6 (a)	5.000	11/15/36	4,369,494
3,000	Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (FSA Insd)	7.000	08/15/15	3,426,840
1,500	Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)	5.950	08/01/30	1,285,710
2,000	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)	5.950	12/01/29	1,538,920
2,850	Southwest Parke Cmnty Sch Bldg First Mtg (NATL Insd)	5.250	07/15/21	3,035,136
500	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (e)	5.750	09/01/42	326,965

				13,983,065

	Iowa 0.6%
1,600	Pottawattamie Cnty, IA Rev Christian Homes Inc Rfdg, Ser E	5.750	05/15/26	1,127,872
375	Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp Proj	6.000	12/01/37	239,602
530	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	297,335
2,050	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.500	06/01/42	1,150,809

				2,815,618

	Kansas 1.3%
1,500	Burlington, KS Environmental Impt Rev KC Rfdg Pwr LT, Ser B (Syncora Gtd) (b)	5.000	12/01/23	1,518,135
3,615	Kansas St Dev Fin Auth Rev KS Proj, Ser N (AMBAC Insd)	5.250	10/01/21	3,733,427
800	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	530,624

				5,782,186

	Kentucky 2.0%
1,700	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	1,760,707
1,810	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	1,927,560
2,035	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	2,150,812

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kentucky (Continued)
$3,180	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250%	10/01/36	$2,577,517
500	Mount Sterling, KY Lease Rev KY League Cities Fdg, Ser B	6.100	03/01/18	497,525

				8,914,121

	Louisiana 6.2%
5,000	Lafayette, LA Util Rev (NATL Insd)	5.250	11/01/21	5,256,300
2,495	Louisiana Loc Govt Environment Fac Pkg Fac Corp Garage Proj, Ser A (AMBAC Insd)	5.375	10/01/31	2,477,211
5,970	Louisiana Loc Govt Environment Southeastn LA Student Hsg, Ser A (NATL Insd)	5.250	08/01/24	5,723,379
2,250	Louisiana St Citizens Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	2,419,717
4,000	New Orleans, LA Rfdg (FGIC Insd)	5.500	12/01/21	4,082,920
6,000	New Orleans, LA Rfdg (NATL Insd)	5.125	09/01/21	5,939,040
2,100	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	2,027,088

				27,925,655

	Maryland 2.7%
5,000	Maryland St Econ Dev Corp MD Aviation Admin Fac (FSA Insd) (AMT)	5.375	06/01/20	5,050,650
2,000	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	1,485,800
2,350	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	1,912,877
4,000	Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt, Ser B (AMBAC Insd) (AMT)	5.125	03/01/24	3,737,240

				12,186,567

	Massachusetts 4.2%
1,200	Massachusetts Bay Tran Auth MA Gen Tran Sys Rfdg, Ser A	6.250	03/01/12	1,352,904
2,000	Massachusetts Muni Whsl Elec Co Pwr Supply Sys Rev Proj No. 6-A, Ser A (NATL Insd)	5.250	07/01/16	2,063,400
450	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	260,244
370	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant (Prerefunded @ 1/01/12)	6.000	07/01/31	419,099
1,380	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant (Prerefunded @ 1/01/12)	6.000	07/01/31	1,348,467

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (Continued)
$1,855	Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr, Ser A	6.000%	10/01/23	$1,269,247
2,950	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	2,158,161
2,500	Massachusetts St Hsg Fin Agy Hsg Rev Single Family, Ser 130 (AMT)	5.000	12/01/37	2,251,200
925	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.900	12/01/29	801,633
925	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.950	12/01/35	782,633
6,590	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AMBAC Insd) (a)	4.500	08/15/35	6,296,086

				19,003,074

	Michigan 3.7%
2,790	Detroit, MI Wtr Supply Sys Rev Sr Lien Rfdg, Ser C (NATL Insd)	5.250	07/01/19	2,800,128
2,000	Grand Rapids, MI Wtr Supply (NATL Insd)	5.750	01/01/15	2,123,840
3,325	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.000	07/01/35	2,397,192
1,000	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	1,023,760
500	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	516,500
3,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,761,480
2,285	Taylor, MI Bldg Auth (AMBAC Insd)	6.000	03/01/13	2,562,285
3,090	Troy, MI Downtown Dev Auth Dev Rfdg (NATL Insd)	5.500	11/01/15	3,338,559

				16,523,744

	Minnesota 1.3%
475	Chisago, MN Hlthcare Fac Rev Cdl Homes LLC Proj	6.000	08/01/42	323,095
1,000	Meeker Cnty, MN Gross Rev Hosp Fac Mem Hosp Proj	5.625	11/01/22	824,380
2,050	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	2,183,291
1,350	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,420,591
225	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	180,801

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (Continued)
$900	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250%	05/15/36	$702,783

				5,634,941

	Mississippi 0.7%
1,405	Mississippi Dev Bk Spl Oblig Cap Proj & Equip Acquisition, Ser A2 (AMBAC Insd)	5.000	07/01/24	1,196,259
1,845	Mississippi Dev Bk Spl Oblig MS Ltd Oblig Hosp Impt (NATL Insd)	5.250	07/01/32	1,848,284

				3,044,543

	Missouri 4.4%
325	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	284,352
1,700	Cass Cnty, MO Hosp Rev	5.625	05/01/38	1,262,182
1,250	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500	02/01/35	934,825
930	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	794,034
4,625	Missouri Jt Mun Elec Util Comnty Pwr Proj Rev Plum Point Proj (NATL Insd)	5.000	01/01/27	3,919,225
1,000	Missouri Jt Muni Elec Util Comnty Pwr Proj Rev Plum Point Proj (NATL Insd)	5.000	01/01/26	860,460
2,500	Missouri St Dev Fin Brd Infrastructure Fac Rev Crackerneck Creek Proj, Ser C	5.000	03/01/26	2,361,075
2,195	Missouri St Hlth & Ed Fac Rev Univ MO Columbia Arena Proj	5.000	11/01/16	2,359,428
1,500	Saint Louis Cnty, MO Mtg Rev Ctf Rcpt, Ser H (AMT) (c)	5.400	07/01/18	1,753,230
700	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	522,326
2,600	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	2,163,772
2,925	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	2,311,686

				19,526,595

	Nebraska 1.2%
5,235	Omaha Pub Pwr Dist NE Elec Rev Sys, Ser A (a)	5.000	02/01/34	5,256,568

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada 3.5%
$2,000	Clark Cnty, NV Econ Dev Rev Alexander Dawson Sch Proj	5.375%	05/15/33	$1,870,820
7,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	5,150,460
4,375	Las Vegas Vly, NV Wtr Dist Rfdg, Ser B (NATL Insd)	5.000	06/01/27	4,383,356
2,945	Nevada Hsg Div Single Family Mtg Rev, Ser A (GNMA Collateralized) (AMT)	5.875	04/01/38	2,999,012
1,750	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	1,373,960

				15,777,608

	New Hampshire 1.0%
1,000	New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch (Prerefunded @ 7/01/10)	7.000	07/01/30	1,086,790
1,400	New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth	5.500	07/01/34	1,207,458
570	New Hampshire St Business Fin Auth Pollutn Ctl Rev Rfdg the Utd Illum, Ser A (AMT) (b)	6.875	12/01/29	601,031
800	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	804,920
900	New Hampshire St Business Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	900,477

				4,600,676

	New Jersey 9.5%
1,000	New Jersey Econ Dev Auth Rev Cig Tax	5.500	06/15/31	702,910
1,900	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/29	1,408,945
675	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/34	482,443
6,625	New Jersey Econ Dev Auth Rev Mtr Veh Rev, Ser A (BHAC Insd) (a)	5.250	07/01/26	7,315,192
2,500	New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (FSA Insd) (c)	6.750	07/01/19	3,155,500
1,650	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	1,295,712
4,000	New Jersey St Hsg & Mtg Fin Agy Rev Single Family Hsg, Ser X (AMT)	5.100	10/01/23	4,005,800

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (Continued)
$10,750	Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev Pollutn Ctl Pub Svc Elec & Gas, Ser A (NATL Insd) (AMT)	5.450%	02/01/32	$9,945,040
26,500	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	14,031,220

				42,342,762

	New Mexico 0.7%
1,500	Jicarilla, NM Apache Nation Rev Adj, Ser A (Acquired 10/23/03, Cost $1,514,910) (g)	5.000	09/01/18	1,548,060
1,500	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.375	08/01/32	1,588,455

				3,136,515

	New York 7.6%
7,000	Metropolitan Trans Auth NY Rev Rfdg, Ser A (NATL Insd)	5.250	11/15/31	7,008,750
2,000	Metropolitan Transn Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/29	2,033,980
2,405	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	2,087,684
5,000	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/38	5,015,400
5,440	New York City, Ser I-1 (a)	5.000	02/01/26	5,489,504
1,520	New York St Dorm Auth Rev Insd John T Mather Mem Hosp (Connie Lee Insd)	6.500	07/01/09	1,527,752
3,845	New York St Dorm Auth Rev Secd Hosp Gen Hosp Rfdg	5.750	02/15/20	4,007,797
1,000	New York St Mtg Agy Homeowner Mtg Rev 145 (AMT)	5.125	10/01/37	924,780
5,000	New York St Urban Dev Corp Rev St Fac Rfdg	5.700	04/01/20	5,709,700
675	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (e)	5.000	12/01/23	433,924

				34,239,271

	North Carolina 0.5%
1,500	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser D	6.700	01/01/19	1,529,865
1,000	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	740,610

				2,270,475

	Ohio 8.0%
2,850	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	1,804,364

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (Continued)
$1,900	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A2	6.500%	06/01/47	$1,178,114
3,150	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	3,123,414
1,000	Dayton, OH Arpt Rev James M Cox Dayton Rfdg, Ser C (Radian Insd) (AMT)	5.250	12/01/27	810,620
3,600	Lorain Cnty, OH Hosp Rev Catholic Rfdg, Ser C-1 (FSA Insd) (a)	5.000	04/01/24	3,705,336
3,325	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (FSA Insd) (a)	5.000	02/01/24	3,422,290
3,350	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (FSA Insd) (a)	5.000	02/01/24	3,448,021
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (FSA Insd) (a)	5.000	10/01/41	1,493,505
1,740	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser A	6.000	11/15/28	1,768,571
1,100	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser A	6.250	11/15/39	1,117,941
3,515	Muskingum Cnty, OH Hosp Fac Rev Bethesda Care Sys Impt & Rfdg (Connie Lee Insd)	6.250	12/01/10	3,519,851
5,000	Ohio St Air Quality Dev Auth Rev Dayton Pwr (FGIC Insd) (AMT) (a)	4.800	09/01/36	4,372,600
2,250	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	2,281,522
2,760	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	2,778,989
750	Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd, Ser C (AMT)	6.600	11/15/15	688,882
300	Toledo Lucas Cnty, OH Port Auth Northwest Bd Fd, Ser A (AMT) (c)	6.000	05/15/11	298,713

				35,812,733

	Oklahoma 1.3%
1,650	Chickasaw Nation, OK Hlth Sys (e)	6.250	12/01/32	1,350,888
1,500	Jenks, OK Aquarium Auth Rev First Mtg (NATL Insd) (Prerefunded @ 7/01/10)	6.100	07/01/30	1,611,525
2,755	Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd) (Prerefunded @ 11/01/09)	6.250	11/01/22	2,890,629

				5,853,042

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oregon 1.0%
$2,010	Emerald Peoples Util Dist OR Rfdg (NATL Insd)	7.350%	11/01/09	$2,066,099
2,500	Oregon St Dept Admin Rfdg, Ser C (NATL Insd)	5.250	11/01/18	2,605,425

				4,671,524

	Pennsylvania 0.6%
3,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000	11/15/28	1,651,380
1,125	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	1,044,236

				2,695,616

	South Carolina 6.9%
3,125	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist	5.250	12/01/25	3,189,687
9,375	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist	5.250	12/01/26	9,520,500
3,115	Greenville, SC Impt & Rfdg (NATL Insd)	5.250	04/01/21	3,164,404
1,100	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Com Rfdg	5.300	10/01/36	630,333
460	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.500	05/01/28	305,900
400	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.625	05/01/42	237,580
2,200	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	1,936,506
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd) (h)	5.500	02/01/38	977,320
6,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	6,539,195
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,378,750
750	South Carolina Jobs Econ Dev Auth Rev Woodlands At Furman Proj, Ser A	6.000	11/15/42	436,148
385	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	380,723

				30,697,046

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Dakota 0.5%
$1,375	Deadwood, SD Ctf Partn (ACA Insd)	6.375%	11/01/20	$1,407,890
1,000	South Dakota St Hlth & Ed Fac Auth Rev Children’s Care Hosp Rfdg (Prerefunded @ 11/01/09)	6.125	11/01/29	1,038,260

				2,446,150

	Tennessee 4.8%
2,130	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.000	10/01/25	1,538,307
2,595	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	1,705,045
1,270	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	1,479,830
12,525	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev Cap Apprec First Mtg Rfdg, Ser A (NATL Insd)	*	07/01/26	3,914,438
4,800	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	5,466,288
5,625	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	4,413,206
3,100	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (FSA Insd) (a)	5.250	09/01/27	3,125,947

				21,643,061

	Texas 25.0%
1,750	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,422,715
2,000	Brazos Cnty, TX Hlth Fac Dev Oblig Grp	5.375	01/01/32	1,642,880
330	Brownsville, TX Util Sys Rev (c)	7.375	01/01/10	342,913
830	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	841,587
1,400	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,542,156
1,600	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	1,747,072
8,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	7,547,200
775	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	776,945
1,500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,503,000
5,850	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	5,728,262
1,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375	06/01/29	1,115,840

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$925	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250%	12/01/35	$984,709
5,000	Harris Cnty, TX Hlth Fac Dev Corp Rev ARS Christus Hlth, Ser A-4 (FSA Insd) (b) (f)	2.250	07/01/31	5,000,000
4,350	Harris Cnty, TX Sr Lien Toll Rd, Ser A (h)	5.000	08/15/25	4,561,671
3,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (FSA Insd) (AMT)	5.625	07/01/30	2,893,710
9,425	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (FSA Insd) (a)	5.000	11/15/36	9,463,831
5,000	Houston, TX Util Sys Rev Comb First Lien, Ser A (FSA Insd)	5.250	05/15/20	5,268,700
3,700	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	3,711,544
5,000	Matagorda Cnty, TX Navig Dist No. 1 Rev Houston Lt Rfdg (AMBAC Insd) (AMT)	5.125	11/01/28	3,941,500
1,350	MC Lennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,444,770
2,000	Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Care Ctr, Ser A (Prerefunded @ 2/15/10)	7.625	02/15/28	2,128,600
1,410	Mesquite, TX Hlth Fac Dev Retirement Fac Christian Care Ctr	5.625	02/15/35	946,378
3,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	2,772,035
1,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	978,840
3,325	North Central, TX Hlth Fac Dev Corp Rev Hosp Baylor Hlthcare Sys Proj, Ser A	5.125	05/15/29	3,163,006
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,010,500
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,046,650
1,250	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,302,150
1,750	North TX Twy Auth Rev Rfdg Sys First Tier, Ser L-2 (b)	6.000	01/01/38	1,814,978
3,200	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	3,056,512
3,960	Stafford, TX Econ Dev Corp (NATL Insd)	5.500	09/01/30	3,961,782
1,990	Stafford, TX Econ Dev Corp (NATL Insd)	6.000	09/01/19	2,253,854

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625%	11/15/27	$709,970
2,800	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	1,843,380
8,500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svcs Inc Proj	5.250	11/15/37	6,638,415
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Hom Proj	5.750	02/15/25	354,805
3,600	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	3,875,580
6,450	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	6,727,930
3,510	Texas St Wtr Fin Assistance	5.500	08/01/35	3,517,160
3,100	Tyler, TX Hlth Fac Dev Corp Hosp Rev Rfdg & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	2,150,222

				111,733,752

	Utah 1.0%
4,950	Intermountain Pwr Agy UT Pwr Supply Rev Rfdg, Ser A (FGIC Insd) (c)	*	07/01/17	3,687,156
875	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	607,311

				4,294,467

	Virginia 1.2%
550	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500	01/01/37	342,435
1,465	Richmond, VA Indl Dev Auth Govt Fac Rev Bd (AMBAC Insd)	5.000	07/15/17	1,577,820
1,520	Tobacco Settlement Fin Corp VA	5.500	06/01/26	1,704,574
2,000	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,663,660

				5,288,489

	Washington 1.2%
1,500	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,115,835
3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	3,003,480

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (Continued)
$1,720	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 05/07/08, Cost $1,720,000) (g)	6.000%	01/01/27	$1,300,096

				5,419,411

	West Virginia 0.9%
2,500	Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	2,019,025
1,100	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	971,355
1,270	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,087,056

				4,077,436

	Wisconsin 3.1%
500	Superior, WI Collateralized Util Rev Rfdg Superior Wtr Lt & Pwr Proj, Ser A (AMT)	5.375	11/01/21	448,405
460	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	385,480
3,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	3,139,370
3,600	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	3,578,544
1,125	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,159,673
1,265	Wisconsin St Hlth & Ed Fac Auth Rev Ministry Hlth (FSA Insd)	5.000	08/01/34	1,162,952
1,340	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Group	6.625	02/15/39	1,347,973
2,675	Wisconsin St Hlth & Ed Fac FH Hlthcare Dev Inc Proj (Prerefunded @ 11/15/09)	6.250	11/15/28	2,784,381

				14,006,778

	Wyoming 0.5%
2,790	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	2,082,763

Total Long-Term Investments 192.3% (Cost $940,106,158)				860,564,002

Total Short-Term Investments 2.3% (Cost $10,150,000)				10,150,000

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Description		Value

Total Investments 194.6% (Cost $950,256,158)		$870,714,002

Liability for Floating Rate Note Obligations Related to Securities Held (20.6%) (Cost ($91,865,000))
(91,865)	Notes with interest rates ranging from 0.51% to 1.74% at April 30, 2009 and contractual maturities of collateral ranging from 2023 to 2041 (See Note 1) (i)	(91,865,000)

Total Net Investment 174.0% (Cost $858,391,158)		778,849,002

Other Assets in Excess of Liabilities 1.1%		4,733,211

Preferred Shares (including accrued distributions) (75.1%)		(336,048,014)

Net Assets Applicable to Common Shares 100.0%		$447,534,199

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(b)	Variable Rate Coupon

(c)	Escrowed to Maturity

(d)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(g)	Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.8% of net assets applicable to common shares.

(h)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(i)	Floating rate notes. The interest rate shown reflects the rates in effect at April 30, 2009.

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

ACA—American Capital Access
AGC—AGC Insured Custody Certificates
AGL—Assured Guaranty Ltd.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
Connie Lee—Connie Lee Insurance Co.
FGIC—Financial Guaranty Insurance Co.
FSA—Financial Security Assurance Inc.
GNMA—Government National Mortgage Association
NATL—National Public Finance Guarantee Corp.
Radian—Radian Asset Assurance
Syncora Gtd—Syncora Guarantee Inc.

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Financial Statements

Statement of Assets and Liabilities
April 30, 2009 (Unaudited)

Assets:
Total Investments (Cost $950,256,158)	$870,714,002
Cash	34,682
Receivables:
Interest	14,993,453
Investments Sold	689,262
Other	1,852

Total Assets	886,433,251

Liabilities:
Payables:
Floating Rate Note Obligations	91,865,000
Investments Purchased	9,665,078
Investment Advisory Fee	316,533
Income Distributions—Common Shares	59,377
Other Affiliates	47,439
Trustees’ Deferred Compensation and Retirement Plans	772,856
Accrued Expenses	124,755

Total Liabilities	102,851,038
Preferred Shares (including accrued distributions)	336,048,014

Net Assets Applicable to Common Shares	$447,534,199

Net Asset Value Per Common Share ($447,534,199 divided by 44,186,427 shares outstanding)	$10.13

Net Assets Consist of:
Common Shares ($0.01 par value with an unlimited number of shares authorized, 44,186,427 shares issued and outstanding)	$441,864
Paid in Surplus	586,218,639
Accumulated Undistributed Net Investment Income	8,646,597
Accumulated Net Realized Loss	(68,230,745)
Net Unrealized Depreciation	(79,542,156)

Net Assets Applicable to Common Shares	$447,534,199

Preferred Shares ($0.01 par value, authorized 100,000,000 shares, 13,440 issued with liquidation preference of $25,000 per share)	$336,000,000

Net Assets Including Preferred Shares	$783,534,199

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Financial Statements  continued

Statement of Operations
For the Six Months Ended April 30, 2009 (Unaudited)

Investment Income:
Interest	$26,871,530

Expenses:
Investment Advisory Fee	2,279,537
Interest and Residual Trust Expenses	1,315,957
Preferred Share Maintenance	451,329
Professional Fees	95,678
Accounting and Administrative Expenses	94,105
Transfer Agent Fees	68,953
Reports to Shareholders	44,374
Custody	27,027
Registration Fees	11,765
Trustees’ Fees and Related Expenses	10,016
Depreciation in Trustees’ Deferred Compensation Accounts	(186,870)
Other	15,426

Total Expenses	4,227,297
Investment Advisory Fee Reduction	414,460
Less Credits Earned on Cash Balances	324

Net Expenses	3,812,513

Net Investment Income	$23,059,017

Realized and Unrealized Gain/Loss:
Net Realized Loss	$(27,619,649)

Unrealized Appreciation/Depreciation:
Beginning of the Period	(139,440,520)
End of the Period	(79,542,156)

Net Unrealized Appreciation During the Period	59,898,364

Net Realized and Unrealized Gain	$32,278,715

Distributions to Preferred Shareholders	$(1,990,936)

Net Increase in Net Assets Applicable to Common Shares from Operations	$53,346,796

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Financial Statements  continued

Statement of Changes of Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008

From Investment Activities:
Operations:
Net Investment Income	$23,059,017	$49,605,474
Net Realized Loss	(27,619,649)	(32,158,527)
Net Unrealized Appreciation/Depreciation During the Period	59,898,364	(167,960,806)
Distributions to Preferred Shareholders:
Net Investment Income	(1,990,936)	(14,669,654)

Change in Net Assets Applicable to Common Shares from Operations	53,346,796	(165,183,513)
Distributions to Common Shareholders:
Net Investment Income	(16,437,688)	(32,042,173)

Net Change in Net Assets Applicable to Common Shares from Investment Activities	36,909,108	(197,225,686)

From Capital Transactions:
Value of Common Shares Issued Through Dividend Reinvestment	-0-	69,760
Repurchase of Shares	(45,774)	(5,781,895)

Net Change in Net Assets Applicable to Common Shares from Capital Transactions	(45,774)	(5,712,135)

Net Change in Net Assets Applicable to Common Shares	36,863,334	(202,937,821)
Net Assets Applicable to Common Shares:
Beginning of the Period	410,670,865	613,608,686

End of the Period (Including accumulated undistributed net investment income of $8,646,597 and $4,016,204, respectively)	$447,534,199	$410,670,865

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Financial Statements  continued

Statement of Cash Flows
For the Six Months Ended April 30, 2009 (Unaudited)

Change in Net Assets from Operations (including Preferred Share Distributions)	$53,346,796

Adjustments to Reconcile the Change in Net Assets from Operations to
Net Cash Provided by Operating Activities:
Purchases of Investments	(86,989,800)
Proceeds from Sales of Investments	176,126,702
Net Purchases of Short-Term Investments	(10,150,000)
Amortization of Premium	733,390
Accretion of Discount	(1,402,511)
Net Realized Loss on Investments	27,619,649
Net Change in Unrealized Depreciation on Investments	(59,898,364)
Decrease in Interest Receivables	209,152
Decrease in Other Assets	9,312
Decrease in Receivable for Investments Sold	261,434
Decrease in Custodian Bank Payable	(355,140)
Decrease in Investment Advisory Fee	(3,595)
Decrease in Accrued Expenses	(24,838)
Decrease in Distributor and Affiliates Payable	(24,332)
Decrease in Trustees’ Deferred Compensation and Retirement Plans	(184,544)
Increase in Investments Purchased Payable	4,938,991

Total Adjustments	50,865,506

Net Cash Provided by Operating Activities	104,212,302

Cash Flows From Financing Activities
Repurchased Shares	(45,774)
Dividends Paid (net of reinvested dividends of $0)	(16,601,846)
Proceeds from and Repayments of Floating Rate Note Obligations	(87,530,000)

Net Cash Provided by Financing Activities	(104,177,620)

Net Increase in Cash	34,682
Cash at the Beginning of the Period	-0-

Cash at the End of the Period	$34,682

Supplemental Disclosures of Cash Flow Information
Cash Paid During the Period for Interest	$1,315,957

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.

	Six Months
	Ended
	April 30,	Year Ended October 31,
	2009	2008	2007	2006	2005	2004

Net Asset Value, Beginning of the Period	$9.29	$13.73	$14.74	$14.62	$14.86	$14.69

Net Investment Income	0.52 (a)	1.12 (a)	1.05 (a)	0.98 (a)	1.01	1.05
Net Realized and Unrealized Gain/Loss	0.74	(4.51)	(1.03)	0.44	(0.14)	0.18
Common Share Equivalent of Distributions Paid to Preferred Shareholders:
Net Investment Income	(0.05)	(0.33)	(0.34)	(0.30)	(0.21)	(0.10)
Net Realized Gain	-0-	-0-	-0-	(0.01)	-0-	-0-

Total from Investment Operations	1.21	(3.72)	(0.32)	1.11	0.66	1.13
Distributions Paid to Common Shareholders:
Net Investment Income	(0.37)	(0.72)	(0.69)	(0.73)	(0.90)	(0.96)
Net Realized Gain	-0-	-0-	-0-	(0.26)	-0-	-0-

Net Asset Value, End of the Period	$10.13	$9.29	$13.73	$14.74	$14.62	$14.86

Common Share Market Price at End of the Period	$9.82	$8.40	$12.08	$13.10	$13.08	$14.70
Total Return (b)*	21.85% **	–25.96%	–2.89%	7.86%	–5.06%	13.05%
Net Assets Applicable to Common Shares at End of the Period (In millions)	$447.5	$410.7	$613.6	$664.8	$119.6	$121.5
Ratio of Expenses to Average Net Assets Applicable to Common Shares (c)*	1.85%	2.32%	2.25%	1.36%	1.33%	1.46%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (c)*	11.18%	8.95%	7.33%	6.90%	6.78%	7.14%
Portfolio Turnover	10% **	56%	18%	14%	29%	29%

* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets Applicable to Common Shares (c)	2.05%	2.49%	2.40%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (c)	10.98%	8.78%	7.18%	N/A	N/A	N/A

Supplemental Ratios:
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Applicable to Common Shares (c)	1.21%	1.07%	1.06%	1.28%	1.33%	1.46%
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Applicable including Preferred Shares (c)	0.67%	0.62%	0.64%	0.77%	0.80%	0.88%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (d)	10.22%	6.31%	4.95%	4.80%	5.40%	6.44%

Senior Securities:
Total Preferred Shares Outstanding	13,440	13,440	16,800	16,800	3,200	3,200
Asset Coverage Per Preferred Share (e)	$58,302	$55,571	$61,536	$64,593	$62,369	$62,967
Involuntary Liquidating Preference Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average Market Value Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

N/A=Not Applicable
**  Non-Annualized

(a)	Based on average shares outstanding.
(b)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d)	Ratios reflect the effect of dividend payments to preferred shareholders.
(e)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)

1. Significant Accounting Policies
Van Kampen Advantage Municipal Income Trust II (the “Trust”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on August 27, 1993.
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2009 in valuing the Trust’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1—Quoted Prices	$-0-
Level 2—Other Significant Observable Inputs	870,714,002
Level 3—Significant Unobservable Inputs	-0-

Total	$870,714,002

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a “when-issued”, “delayed delivery” or “forward commitment” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At April 30, 2009, the Trust had $9,665,078 of when-issued, delayed delivery or forward purchase commitments.

C. Investment Income Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. Federal Income Taxes It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the four year period ended October 31, 2008, remains subject to examination by taxing authorities.
The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2008, the Trust had an

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

accumulated capital loss carryforward for tax purposes of $41,233,091, which will expire according to the following schedule.

Amount	Expiration

$2,455,675	October 31, 2014
8,594,496	October 31, 2015
30,182,920	October 31, 2016

At April 30, 2009, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$841,497,391

Gross tax unrealized appreciation	20,768,422
Gross tax unrealized depreciation	(83,421,000)

Net tax unrealized depreciation on investments	$(62,652,578)

E. Distribution of Income and Gains The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.
The tax character of distributions paid during the year ended October 31, 2008 was as follows:

Distributions paid from:
Tax exempt income	$46,702,181

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$432,892
Undistributed tax-exempt income	4,028,553

Net realized gains or losses may differ for financial reporting and tax purposes as a result of gains or losses recognized on securities for tax purposes but not for book purposes, and the deferral of losses relating to wash sales transactions.

F. Credits Earned on Cash Balances During the six months ended April 30, 2009, the Trust’s Custody Fee was reduced by $324 as a result of credits earned on cash balances.

G. Floating Rate Obligations Related to Securities Held The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Trust’s Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2009, Trust investments with a value of $156,207,132 are held by the dealer trusts and serve as collateral for the $91,865,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2009 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2009 were $125,843,287 and 2.109%, respectively.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including current preferred shares and leverage of $84,000,000 entered into to retire previously issued preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to 0.10% of the average daily net assets including current preferred shares and leverage of $84,000,000 entered into to retire previously issued preferred shares of the Trust. During the period ended April 30, 2009, the Adviser waived approximately $414,500 of its advisory fees. This waiver is voluntary and can be discontinued at any time.
For the six months ended April 30, 2009, the Trust recognized expenses of approximately $46,200, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a Trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2009, the Trust recognized expenses of approximately $65,100 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

“Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.
The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. Capital Transactions
For the six months ended April 30, 2009 and for the year ended October 31, 2008, transactions in common shares were as follows:

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008

Beginning Shares	44,191,881	44,682,968
Shares Issued Through Dividend Reinvestment	-0-	5,972
Shares Repurchased*	(5,454)	(497,059)

Ending Shares	44,186,427	44,191,881

*	The Trust has a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust’s shares trade from their net asset value. For the six months ended April 30, 2009, and the year ended October 31, 2008, the Trust repurchased 5,454 and 497,059, respectively of its shares at an average discount of 7.79% and 8.11%, respectively from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $86,989,800 and $176,126,702, respectively.

5. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
In order to seek to manage the interest rate exposure of the Trust’s portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

Summarized below are the specific types of derivative financial instruments used by the Trust.

A. Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust’s effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities. There were no transactions in futures contracts for the six months ended April 30, 2009.

B. Inverse Floating Rate Securities The Trust may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio or used as an alternative form of leverage in order to redeem a portion of the Trust’s preferred shares. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Trust may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Trust in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Trust. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Trust is paid the residual cash flow from the bonds held by the special purpose trust.
The Trust generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Preferred Shares
As of April 30, 2009 the Trust has outstanding 13,440 Auction Preferred Shares (APS). Series A, Series B, Series C and Series D each contain 1,280 shares, Series E contains 1,120 shares, Series F, Series G, Series H, and Series I each contain 1,600 shares, and Series J contains 800 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A, Series B, Series, C, Series D, Series E, Series F, Series J, while Series G, Series H, and Series I are generally reset every 28 days through an auction process. Beginning on February 13, 2008, and continuing through April 30, 2009, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2009 was 0.77%. During the six months ended April 30, 2009, the rates ranged from 0.63% to 5.09%.
Historically, the Trust paid annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 16, 2009, the Trust decreased this amount to .15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of .25% of the preferred share liquidation value. These fees are included as a component of “Preferred Share Maintenance” expense on the Statement of Operations.
The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.
The Trust has the option to enter into additional inverse floater rate securities as an alternative form of leverage in order to redeem and retire a portion of its preferred shares. For the six months ended April 30, 2009, the Trust did not exercise this option.

7. Indemnifications
The Trust enters into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Accounting Pronouncements
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items
On April 9, 2009, the Financial Accounting Standards Board issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the assets or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

Van Kampen Advantage Municipal Income Trust II
Board of Trustees, Officers, and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Computershare Trust Company, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, Rhode Island 02940-3078

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*	“Interested persons” of the Fund, as defined in the investment Company Act of 1940, as amended.

Van Kampen Advantage Municipal Income Trust II
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

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Van Kampen Advantage Municipal Income Trust II
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen Advantage Municipal Income Trust II
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

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Van Kampen Advantage Municipal Income Trust II
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

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Van Kampen Advantage Municipal Income Trust II
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

VKISAN 6/09
IU09-02575P-Y04/09

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Schedule of Investments.
(a) Please refer to Item #1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

			Total Number of
			Shares Purchased	Maximum Number
			as	of Shares that may
			Part of Publicly	yet be Purchased
	Total Number of	Average Price	Announced Plans	Under the Plans or
Period	Shares Purchased	Paid per Share	or Programs	Programs

November	—	—	—	3,591,528
December	5,454	9.82	5,454	3,586,074
January	—	—	—	3,586,074
February	—	—	—	3,586,074
March	—	—	—	3,586,074
April	—	—	—	3,586,074
The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Trustees.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(1) Code of Ethics — Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Advantage Municipal Income Trust II
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 23, 2009